Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, net

7. Property and Equipment, net

The following is a breakdown of property and equipment:

	December 31,	December 31,
	2017	2016
Furniture and office equipment	$301,006	$1,063,481
Vehicle	147,922	267,023
Office Building	-	3,948,058
Leasehold improvements	-	939,844
Total property and equipment	448,928	6,218,406
Less: accumulated depreciation	(334,935)	(1,254,681)
Property and Equipment, net	$113,993	$4,963,725

The Company recorded depreciation expense of approximately $ 219,705 and $194,174, which is included in its operating expense for the years ended December 31, 2017 and 2016, respectively.